Finance Expense - Summary of Finance Expense (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of finance expense [abstract]
Interest expense - environmental rehabilitation		$ (11.7)	$ (11.7)	$ (12.1)
Unwinding of discount rate on silicosis settlement costs		(1.3)	(2.0)	(0.9)
Interest expense - lease liabilities (2018: finance lease liabilities)		(18.6)	(0.2)	0.0
Interest expense - borrowings		(114.0)	(91.6)	(91.2)
Borrowing costs capitalised	[1]	43.4	17.5	22.9
Total finance expense		$ (102.2)	$ (88.0)	$ (81.3)

[1]	Borrowing costs capitalised of US$43.4 million comprise borrowing costs relating to general borrowings of US$31.0 million and specific borrowings of US$12.4 million. The specific borrowings of US$12.4 million relate to the Gruyere project and are included in additions to property, plant and equipment of US$612.5 million (refer note 13).